FOUNDATION VARIABLE UNIVERSAL LIFE 1.1 (FVUL 1.1)
PREMIER VARIABLE UNIVERSAL LIFE 1.1 (PVUL 1.1)
ADVISOR VARIABLE UNIVERSAL LIFE (ADVUL)
ADVANCED VARIABLE UNIVERSAL LIFE (AVUL)
VARIABLE EXECUTIVE UNIVERSAL LIFE (VEUL)
VARIABLE EXECUTIVE UNIVERSAL LIFE 2 (VEUL2)
VARIABLE UNIVERSAL LIFE (VUL)
VARIABLE UNIVERSAL LIFE 2 (VUL2)
VARIABLE UNIVERSAL LIFE 3 (VUL3)
VARIABLE UNIVERSAL LIFE 4 (VUL4)
SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
VARIABLE UNIVERSAL LIFE – DEATH BENEFIT (VUL-DB)
VARIABLE UNIVERSAL LIFE – CASH VALUE (VUL-CV)
VARIABLE UNIVERSAL LIFE – CASH VALUE 2 (VUL-CV2)
PREMIER VARIABLE UNIVERSAL LIFE III (PVUL3)

Flexible Premium Variable Universal Life Insurance Policy
issued by: Midland National Life Insurance Company
through the Midland National Life Separate Account A

Supplement dated September 29, 2009 to Prospectuses Dated May 1, 2009

This supplement will alter the prospectuses listed above in the following manner:

The Board of Trustees of Van Eck Worldwide Insurance Trust has notified Us that they have approved a Plan of Liquidation and Dissolution for the Van Eck Worldwide Real Estate Fund (the “Portfolio”) pursuant to which the Portfolio will be liquidated on or about December 8, 2009.

In preparation for this liquidation, effective October 5, 2009, Midland National will be closing this Portfolio to new investors, including: (i) all new allocations of premiums from new policy owners into the Portfolio, and (ii) incoming transfers of account value from current policy owners who would be investing for the first time in the Van Eck Worldwide Real Estate Fund.

On page two of the prospectuses listed above, under Separate Account Investment Portfolios, the following Portfolio will be closed to new investors as of October 5, 2009 and the Portfolio will be liquidated on or about December 8, 2009.

            Van Eck Worldwide Real Estate Fund

Under “SEPARATE ACCOUNT INVESTMENT CHOICES” subsection “Investment Policies Of The Portfolios” the following Portfolio will be closed to new investors as of October 5, 2009 and the Portfolio will be liquidated on or about December 8, 2009.

Van Eck Worldwide Real Estate Fund	Seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Please retain this supplement for future reference.